UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number   811-07455
                                                 ---------------

                           Phoenix Opportunities Trust
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              909 Montgomery Street
                             San Francisco, CA 94133
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

            Kevin J. Carr, Esq.
   Vice President, Chief Legal Officer,             John H. Beers, Esq.
   Counsel and Secretary for Registrant        Vice President and Secretary
      Phoenix Life Insurance Company          Phoenix Life Insurance Company
             One American Row                        One American Row
         Hartford, CT 06103-2899                 Hartford, CT 06103-2899
  ----------------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 828-1212
                                                          ---------------

                      Date of fiscal year end: September 30
                                              -------------

                    Date of reporting period: March 31, 2006
                                             ---------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                                                                  MARCH 31, 2006
--------------------------------------------------------------------------------

SEMIANNUAL REPORT
--------------------------------------------------------------------------------

      o     PHOENIX BOND FUND

      o     PHOENIX EARNINGS DRIVEN GROWTH FUND

      GET FUND DOCUMENTS BY E-MAIL INSTEAD.

      ELIGIBLE SHAREHOLDERS MAY SIGN UP FOR E-DELIVERY AT PHOENIXFUNDS.COM.

      TRUST NAME: PHOENIX OPPORTUNITIES TRUST

      [PHOENIXFUNDS(SM) LOGO]

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

This report is not authorized for distribution to prospective investors in the Phoenix Opportunities Trust unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, each Fund's record and other pertinent information.

A MESSAGE FROM THE PRESIDENT

DEAR PHOENIXFUNDS SHAREHOLDER:

      This semiannual report addresses the performance of your Phoenix mutual fund for the six months ended March 31, 2006. It provides detailed information about your fund's performance, portfolio holdings and transactions for the period.

      At Phoenix, our focus is on investment performance and serving the best interests of our shareholders. We believe that mutual funds are among the most effective vehicles for individual investors to gain access to a variety of financial markets and for building diversified portfolios.

      I am especially proud of how we have expanded our fund family over the last year to offer access to even more money managers. Today, the PhoenixFunds draw from the vast expertise of 17 different management teams--seven Phoenix affiliates and 10 outside subadvisers chosen for their complementary investment capabilities.

      These fund teams operate independently, conducting their research, identifying opportunities in the markets they know best, and applying their disciplined strategies to the portfolios they manage. We are confident in their ability to navigate their funds through whatever market and economic changes lie ahead.

      When it comes to financial decisions, we recommend working with an experienced financial advisor. If you haven't reviewed or rebalanced your portfolio lately, this may be a good time to meet with your advisor and make sure that your investments are still aligned with your financial goals.

      Thank you for choosing PhoenixFunds to be part of your financial plan.

Sincerely yours,

/s/ Daniel T. Geraci

Daniel T. Geraci
President, PhoenixFunds

APRIL 2006

TABLE OF CONTENTS

Glossary ...................................................................  3
Phoenix Bond Fund ..........................................................  4
Phoenix Earnings Driven Growth Fund ........................................ 15
Notes to Financial Statements .............................................. 22
Board of Trustees' Consideration of Investment Advisory and Subadvisory
   Agreements .............................................................. 26

--------------------------------------------------------------------------------

PROXY VOTING INFORMATION (FORM N-PX)

The Adviser and subadviser vote proxies relating to portfolio securities in accordance with procedures that have been approved by the Trust's Board of Trustees. You may obtain a description of these procedures, along with information regarding how the Funds voted proxies during the most recent 12-month period ended June 30, 2005, free of charge, by calling toll-free 1-800-243-1574. This information is also available through the Securities and Exchange Commission's website at http://www.sec.gov.

FORM N-Q INFORMATION

The Trust files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the "SEC") for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC's website at http://www.sec.gov. Form N-Q may be reviewed and copied at the SEC's Public Reference Room. Information on the operation of the SEC's Public Reference Room can be obtained by calling toll-free 1-800-SEC-0330.

--------------------------------------------------------------------------------

GLOSSARY

CONSUMER PRICE INDEX (CPI)

Measures the pace of inflation by measuring the change in consumer prices of goods and services, including housing, electricity, food, and transportation, as determined by a monthly survey of the U.S. Bureau of Labor Statistics. Also called the cost-of-living index.

TREASURY-INFLATION PROTECTED SECURITIES (TIPS)

U.S. Treasury bonds and notes whose value is adjusted according to changes to the inflation rate every six months, as measured by the consumer price index. As inflation occurs, the value of TIPS increases.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

Securities purchased on a when-issued or forward commitment basis are also known as delayed-delivery transactions. Delayed delivery transactions involve a commitment by a Fund to purchase or sell a security at a future date ordinarily up to 90 days later. When-issued or forward commitments enable a Fund to lock in what is believed to be an attractive price or yield on a particular security for a period of time, regardless of future changes in interest rates.

INDEXES ARE UNMANAGED AND NOT AVAILABLE FOR DIRECT INVESTMENT; THEREFORE, THEIR PERFORMANCE DOES NOT REFLECT THE EXPENSES ASSOCIATED WITH THE ACTIVE MANAGEMENT OF AN ACTUAL PORTFOLIO.

PHOENIX BOND FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Bond Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

                              Beginning            Ending       Expenses Paid
       Bond Fund            Account Value      Account Value       During
        Class X           September 30, 2005   March 31, 2006      Period*
-----------------------   ------------------   --------------   -------------
Actual                        $ 1,000.00         $ 1,003.90        $  4.50
Hypothetical (5% return
   before expenses)             1,000.00           1,020.39           4.55

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 0.90%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning            Ending       Expenses Paid
       Bond Fund            Account Value      Account Value       During
        Class A           September 30, 2005   March 31, 2006      Period*
-----------------------   ------------------   --------------   -------------
Actual                        $ 1,000.00         $ 1,002.80        $  5.74
Hypothetical (5% return
   before expenses)             1,000.00           1,019.12           5.81

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.15%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning            Ending       Expenses Paid
       Bond Fund            Account Value      Account Value       During
        Class B           September 30, 2005   March 31, 2006      Period*
-----------------------   ------------------   --------------   -------------
Actual                        $ 1,000.00         $   998.90        $  9.47
Hypothetical (5% return
   before expenses)             1,000.00           1,015.34           9.59

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 1.90%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

                              Beginning           Ending        Expenses Paid
       Bond Fund            Account Value      Account Value       During
        Class C           September 30, 2005   March 31, 2006      Period*
-----------------------   ------------------   --------------   -------------
Actual                        $ 1,000.00         $   998.90        $  9.47
Hypothetical (5% return
   before expenses)             1,000.00           1,015.34           9.59

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 1.90%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Bond Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            3/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[THE FOLLOWING TABLE WAS REPRESENTED BY PIE CHART IN THE PRINTED MATERIAL.]

Corporate Bonds                          33%
Agency Mortgage-Backed Securities        30
U.S. Government Securities                8
Non-Agency Mortgage-Backed Securities     6
Foreign Corporate Bonds                   5
Asset-Backed Securities                   2
Other                                    16

                             SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                   (UNAUDITED)

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
U.S. GOVERNMENT SECURITIES--9.4%

U.S. TREASURY BONDS--2.8%
U.S. Treasury Bond 6.25%, 8/15/23 ..................   $  1,440   $   1,633,163

U.S. TREASURY NOTES--6.6%
U.S. Treasury Note 3.50%, 5/31/07 ..................        610         600,635
U.S. Treasury Inflation Index Note 3%, 7/15/12(d) ..      1,000       1,149,007
U.S. Treasury Note 4%, 11/15/12 ....................        670         637,704
U.S. Treasury Note 4.75%, 5/15/14 ..................      1,575       1,561,219
                                                                  -------------
                                                                      3,948,565
                                                                  -------------

-------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $5,645,934)                                          5,581,728
-------------------------------------------------------------------------------

AGENCY MORTGAGE-BACKED SECURITIES--34.8%

FHLMC 5.50%, 9/15/17 ...............................        414         413,174
FHLMC 5%, 3/15/19 ..................................        455         437,823
FHLMC 7%, 1/1/33 ...................................        416         427,956
FHLMC 3.531%, 2/1/34(e) ............................        417         416,629
FNMA 3.259%, 7/1/33(e) .............................        413         416,488
FNMA 3.223%, 9/1/33(e) .............................        272         272,799
FNMA 3.438%, 11/1/33(e) ............................        452         451,479
FNMA 3.477%, 12/1/33(e) ............................        298         298,335
FNMA 3.533%, 3/1/34(e) .............................        491         488,545
FNMA 3.62%, 4/1/34(e) ..............................        283         281,657
FNMA 4.50%, 1/1/35 .................................        534         494,406
FNMA 5.353%, 5/1/35(e) .............................      5,740       5,716,359
FNMA TBA 5.50%, 5/1/21(g) ..........................        740         734,912
FNMA TBA 5.50%, 4/25/34(g) .........................      5,045       4,923,607
FNMA TBA 5%, 4/25/35(g) ............................      5,165       4,916,434
-------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $20,989,619)                                        20,690,603
-------------------------------------------------------------------------------

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
ASSET-BACKED SECURITIES--2.1%

Bear Stearns Asset Backed Securities, Inc.
06-EC2, M7 6.118%, 2/25/36(e) ......................   $    450   $     450,773

Home Equity Asset Trust 06-3, M7 6.073%,
7/25/36(e) .........................................        400         402,186

Nomura Home Equity Loan, Inc. 06-HE1,
M8 6.318%, 2/25/36(e) ..............................        365         365,000
-------------------------------------------------------------------------------
TOTAL ASSET-BACKED SECURITIES
(IDENTIFIED COST $1,215,000)                                          1,217,959
-------------------------------------------------------------------------------

DOMESTIC CORPORATE BONDS--37.6%

AEROSPACE & DEFENSE--1.6%
Armor Holdings, Inc. 8.25%, 8/15/13 ................        105         113,138
DRS Technologies, Inc. 6.625%, 2/1/16 ..............        115         115,000
Esterline Technologies Corp. 7.75%, 6/15/13 ........         30          30,975
Goodrich Corp. 7.625%, 12/15/12(f) .................        248         273,693
Honeywell International, Inc. 4.96%, 3/13/09(e) ....         95          95,008
L-3 Communications Corp. 5.875%, 1/15/15 ...........        140         134,050
United Technologies Corp. 4.875%, 5/1/15(f) ........        215         205,358
                                                                  -------------
                                                                        967,222
                                                                  -------------
AGRICULTURAL PRODUCTS--0.6%
United Agri Products 8.25%, 12/15/11 ...............        355         370,975

AUTOMOBILE MANUFACTURERS--0.6%
DaimlerChrysler NA Holding Corp. 5.21%,
10/31/08(e)(f) .....................................        340         341,294

                        See Notes to Financial Statements                      5

Phoenix Bond Fund

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
AUTOMOTIVE RETAIL--0.3%
Hertz Corp. 144A 8.875%, 1/1/14(b) .................   $     95   $      99,038
Pantry, Inc. (The) 7.75%, 2/15/14 ..................        105         107,362
                                                                  -------------
                                                                        206,400
                                                                  -------------
BIOTECHNOLOGY--0.5%
Amgen, Inc. 4.85%, 11/18/14(f) .....................        305         289,910

BROADCASTING & CABLE TV--3.7%
Charter Communications Operating LLC/ Charter
Communications Operating Capital 144A 8.375%,
4/30/14(b) .........................................        150         150,375

Clear Channel Communications, Inc. 6.25%, 3/15/11 ..        155         153,788

Clear Channel Communications, Inc. 5.50%,
9/15/14(f) .........................................        185         170,940

Comcast Corp. 10.50%, 6/15/06(f) ...................        231         232,924
Comcast Corp. 5.85%, 11/15/15 ......................        135         132,351
Comcast Corp. 6.50%, 11/15/35 ......................        115         111,584
COX Communications, Inc. 6.75%, 3/15/11 ............          5           5,128
CSC Holdings, Inc. 10.50%, 5/15/16 .................        525         555,188

DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
6.375%, 6/15/15 ....................................        250         248,125

Echostar DBS Corp. 144A 7.125%, 2/1/16(b) ..........        155         153,256
Liberty Media Corp. 5.70%, 5/15/13 .................         40          37,396
Mediacom Broadband LLC 8.50%, 10/15/15 .............        110         106,150

Rainbow National Services LLC 144A 8.75%,
9/1/12(b) ..........................................        150         160,500
                                                                  -------------
                                                                      2,217,705
                                                                  -------------
BUILDING PRODUCTS--0.9%
American Standard, Inc. 7.625%, 2/15/10(f) .........        328         346,208

Building Materials Corporation of America 7.75%,
8/1/14 .............................................         35          35,087

Ply Gem Industries, Inc. 9%, 2/15/12 ...............        175         163,625
                                                                  -------------
                                                                        544,920
                                                                  -------------
CASINOS & GAMING--1.1%
Boyd Gaming Corp. 6.75%, 4/15/14 ...................        115         115,287
MGM MIRAGE 6.75%, 9/1/12 ...........................        105         105,394
MGM MIRAGE 6.625%, 7/15/15 .........................         45          44,494
OED Corp./DIAMOND JO LLC 8.75%, 4/15/12 ............        180         180,900
Station Casinos, Inc. 6.875%, 3/1/16 ...............        100         101,000

Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14 ....................................        105         102,506
                                                                  -------------
                                                                        649,581
                                                                  -------------

                                                         PAR
                                                        VALUE
                                                        (000)         VALUE
                                                       --------   -------------
COAL & CONSUMABLE FUELS--0.5%
Arch Western Finance LLC 6.75%, 7/1/13 .............   $    150   $     149,625
Peabody Energy Corp. Series B 6.875%, 3/15/13 ......        165         168,300
                                                                  -------------
                                                                        317,925
                                                                  -------------
COMMERCIAL PRINTING--0.4%
Donnelley (R.R.) & Sons Co. 5.50%, 5/15/15(f) ......        275         258,995

COMMUNICATIONS EQUIPMENT--0.5%
Cisco Systems, Inc. 5.50%, 2/22/16(f) ..............        305         300,419

CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--0.2%
Trinity Industries, Inc. 6.50%, 3/15/14 ............         90          90,450

CONSUMER FINANCE--2.1%
American General Finance Corp. 4%, 3/15/11(f) ......        450         419,635
Ford Motor Credit Co. 8.625%, 11/1/10 ..............        140         134,251
General Electric Capital Corp. 4.875%,
10/21/10(f) ........................................        175         171,424
General Motors Acceptance Corp. 6.75%, 12/1/14 .....        130         117,211
Residential Capital Corp. 6.375%, 6/30/10(f) .......        235         236,744
SLM Corp. 4%, 1/15/09(f) ...........................        175         168,244
                                                                  -------------
                                                                      1,247,509
                                                                  -------------
DATA PROCESSING & OUTSOURCED SERVICES--0.2%
SunGard Data Systems, Inc. 4.875%, 1/15/14 .........        115         102,062

DIVERSIFIED BANKS--0.5%
HSBC Bank USA 5.875%, 11/1/34(f) ...................        155         149,490
USB Capital IX 6.189%, 3/29/49(e)(f) ...............        150         148,678
                                                                  -------------
                                                                        298,168
                                                                  -------------
DIVERSIFIED COMMERCIAL & PROFESSIONAL SERVICES--0.3%
Cendant Corp. 7.375%, 1/15/13 ......................        140         153,773

ELECTRIC UTILITIES--1.0%
Commonwealth Edison Co. 5.90%, 3/15/36 .............         85          80,968
Progress Energy, Inc. 7.10%, 3/1/11 ................        175         185,605
Progress Energy, Inc. 7.75%, 3/1/31 ................        115         133,684
Reliant Energy, Inc. 9.50%, 7/15/13 ................        175         176,094
                                                                  -------------
                                                                        576,351
                                                                  -------------
FOOD RETAIL--0.4%
Ahold Lease USA, Inc. A-2 8.62%, 1/2/25(e) .........        110         118,347
Stater Bros. Holdings, Inc. 8.41%, 6/15/10(e) ......        105         107,756
Stater Bros. Holdings, Inc. 8.125%, 6/15/12 ........         25          25,094
                                                                  -------------
                                                                        251,197
                                                                  -------------
HEALTH CARE DISTRIBUTORS--0.8%
AmerisourceBergen Corp. 144A 5.875%, 9/15/15(b) ....        140         138,398
Owens & Minor, Inc. 8.50%, 7/15/11 .................        300         316,500
                                                                  -------------
                                                                        454,898
                                                                  -------------
HEALTH CARE EQUIPMENT--0.0%
Fisher Scientific International, Inc. 6.125%,
7/1/15 .............................................         10           9,813

6                       See Notes to Financial Statements

Phoenix Bond Fund

                                                            PAR
                                                           VALUE
                                                           (000)       VALUE
                                                          --------   ----------
HEALTH CARE FACILITIES--0.8%
HCA, Inc. 5.75%, 3/15/14 ...............................  $    290   $  272,779
HCA, Inc. 6.375%, 1/15/15 ..............................        45       44,022
US Oncology, Inc. 10.75%, 8/15/14 ......................       125      137,188
                                                                     ----------
                                                                        453,989
                                                                     ----------
HEALTH CARE SERVICES--0.7%
Fresenius Medical Care Capital Trust II 7.875%,
2/1/08 .................................................       335      344,212

Omnicare, Inc. 6.875%, 12/15/15 ........................        70       70,175
                                                                     ----------
                                                                        414,387
                                                                     ----------
HOME IMPROVEMENT RETAIL--0.4%
Home Depot, Inc. (The) 5.40%, 3/1/16(f) ................       260      256,869

HOMEBUILDING--0.7%
Horton (D.R.), Inc. 7.50%, 12/1/07 .....................       234      241,538
Meritage Homes Corp. 6.25%, 3/15/15 ....................       140      124,600
Technical Olympic USA, Inc. 9%, 7/1/10 .................        55       56,650
                                                                     ----------
                                                                        422,788
                                                                     ----------
HOMEFURNISHING RETAIL--0.3%
Mohawk Industries, Inc. 6.125%, 1/15/16(f) .............       170      168,322

HOTELS, RESORTS & CRUISE LINES--0.3%
Hilton Hotels Corp. 7.625%, 12/1/12 ....................       149      159,110
Royal Caribbean Cruises Ltd. 7.25%, 3/15/18 ............        22       23,163
                                                                     ----------
                                                                        182,273
                                                                     ----------
HOUSEWARES & SPECIALTIES--0.3%
Fortune Brands, Inc. 5.375%, 1/15/16(f) ................       200      191,975

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS--0.2%
TXU Corp. Series P 5.55%, 11/15/14 .....................       110      103,444

INDUSTRIAL MACHINERY--0.4%
Gardner Denver, Inc. 8%, 5/1/13 ........................       100      105,500
Valmont Industries, Inc. 6.875%, 5/1/14 ................       110      110,275
                                                                     ----------
                                                                        215,775
                                                                     ----------
INSURANCE BROKERS--0.6%
Marsh & McLennan Cos., Inc. 5.75%, 9/15/15(f) ..........       345      337,379

INTEGRATED TELECOMMUNICATION SERVICES--1.3%
Cincinnati Bell, Inc. 7.25%, 7/15/13 ...................       130      134,225

Qwest Communications International, Inc.
Series B 7.50%, 2/15/14 ................................        70       72,450

Qwest Corp. 8.875%, 3/15/12 ............................       185      207,663
Telcordia Technologies, Inc. 144A 10%, 3/15/13(b)(f) ...        50       46,000
Verizon Communications, Inc. 5.55%, 2/15/16(f) .........       150      144,780
Verizon Global Funding Corp. 7.75%, 12/1/30 ............       135      149,141
                                                                     ----------
                                                                        754,259
                                                                     ----------

                                                            PAR
                                                           VALUE
                                                           (000)        VALUE
                                                          --------    ---------
INVESTMENT BANKING & BROKERAGE--1.0%
E*Trade Financial Corp. 7.375%, 9/15/13 ................  $    115    $ 117,875

Goldman Sachs Group, Inc. (The) 5.25%, 10/15/13(f) .....       175      170,371

Lehman Brothers Holdings, Inc. 5.50%, 4/4/16 ...........       135      132,347
Merrill Lynch & Co., Inc. 4.25%, 2/8/10(f) .............       180      172,833
                                                                     ----------
                                                                        593,426
                                                                     ----------
LEISURE PRODUCTS--0.1%
K2, Inc. 7.375%, 7/1/14 ................................        90       90,225

LIFE & HEALTH INSURANCE--1.0%
Protective Life Secured Trust 4.68%, 1/14/08(e)(f) .....       180      180,258
Protective Life Secured Trust 4%, 4/1/11(f) ............       300      280,341

UnumProvident Finance Co. plc 144A 6.85%,
11/15/15(b) ............................................       135      137,486
                                                                     ----------
                                                                        598,085
                                                                     ----------
MANAGED HEALTH CARE--0.7%
Coventry Health Care, Inc. 6.125%, 1/15/15 .............       135      134,964
UnitedHealth Group, Inc. 5.80%, 3/15/36 ................        70       66,659
WellPoint, Inc. 5.85%, 1/15/36(f) ......................       200      188,965
                                                                     ----------
                                                                        390,588
                                                                     ----------

METAL & GLASS CONTAINERS--1.2%
AEP Industries, Inc. 7.875%, 3/15/13 ...................       160      161,600
Ball Corp. 6.875%, 12/15/12 ............................       105      107,888

Crown Americas LLC/Crown Americas Capital
Corp. 144A 7.75%, 11/15/15(b) ..........................        40       41,700

Crown Cork & Seal Co., Inc. 7.375%, 12/15/26 ...........        70       65,450

Owens-Brockway Glass Container, Inc. 8.875%, 2/15/09 ...       298      311,782
                                                                     ----------
                                                                        688,420
                                                                     ----------

MOVIES & ENTERTAINMENT--0.7%
Time Warner Entertainment Co. LP 8.375%, 7/15/33(f) ....       180      207,182

WMG Holdings Corp. 0%, 12/15/14(e) .....................       265      196,431
                                                                     ----------
                                                                        403,613
                                                                     ----------
MULTI-LINE INSURANCE--0.5%
Genworth Global Funding Trust 5.125%, 3/15/11 ..........       160      157,861
Loews Corp. 5.25%, 3/15/16 .............................       170      162,138
                                                                      ---------
                                                                        319,999
                                                                      ---------

                        See Notes to Financial Statements                      7

Phoenix Bond Fund

                                                            PAR
                                                           VALUE
                                                           (000)       VALUE
                                                          --------   ----------
MULTI-UTILITIES--0.8%
Consolidated Edison Company of New York, Inc.
5.85%, 3/15/36 .........................................  $    125   $  122,368

MidAmerican Energy Holdings Co. 144A
6.125%, 4/1/36(b)(f) ...................................       235      230,043

NiSource Finance Corp. 5.25%, 9/15/17 ..................       155      145,469
                                                                     ----------
                                                                        497,880
                                                                     ----------
OIL & GAS EQUIPMENT & SERVICES--0.5%
Gulfmark Offshore, Inc. 7.75%, 7/15/14 .................       180      184,500

Hornbeck Offshore Services, Inc. Series B 6.125%,
12/1/14 ................................................       115      110,975
                                                                     ----------
                                                                        295,475
                                                                     ----------
OIL & GAS EXPLORATION & PRODUCTION--0.6%
Chesapeake Energy Corp. 6.25%, 1/15/18 .................       225      221,062
Newfield Exploration Co. 8.375%, 8/15/12 ...............       130      139,750
Pogo Producing Co. 6.625%, 3/15/15 .....................        25       24,750
                                                                     ----------
                                                                        385,562
                                                                     ----------
OIL & GAS STORAGE & TRANSPORTATION--1.4%
Atlas Pipeline Partners LP 144A 8.125%,
12/15/15(b) ............................................       125      130,937

El Paso Production Holding Co. 7.75%, 6/1/13 ...........        70       72,888

Ferrellgas Escrow LLC/ Ferrellgas Finance Escrow
Corp. 6.75%, 5/1/14 ....................................       115      111,263

Holly Energy Partners LP 6.25%, 3/1/15 .................       105       99,750

Kinder Morgan Energy Partners LP 7.30%, 8/15/33(f) .....       150      163,199

Pacific Energy Partners LP/Pacific Energy
Finance Corp. 6.25%, 9/15/15 ...........................        75       73,500

SemGroup LP 144A 8.75%, 11/15/15(b) ....................       100      102,500
Southern Star Central Corp. 8.50%, 8/1/10 ..............        35       37,756
TransMontaigne, Inc. 9.125%, 6/1/10 ....................        30       32,025
                                                                     ----------
                                                                        823,818
                                                                     ----------
OTHER DIVERSIFIED FINANCIAL SERVICES--0.5%
Citigroup, Inc. 5%, 9/15/14(f) .........................       330      315,843

PACKAGED FOODS & MEATS--0.6%
B&G Foods, Inc. 8%, 10/1/11 ............................       100      104,250
Kraft Foods, Inc. 5.625%, 11/1/11(f) ...................       235      235,313
                                                                     ----------
                                                                        339,563
                                                                     ----------
PAPER PRODUCTS--0.2%
Exopack Holding Corp. 144A 11.25%, 2/1/14(b) ...........       100      102,500

PHARMACEUTICALS--0.4%
Wyeth 5.50%, 3/15/13(f) ................................       225      222,446

                                                            PAR
                                                           VALUE
                                                           (000)       VALUE
                                                          --------   ----------
PUBLISHING & PRINTING--0.7%
Cadmus Communications Corp. 8.375%, 6/15/14 ............  $    155   $  156,550
News America, Inc. 5.30%, 12/15/14 .....................       165      158,719
Primedia, Inc. 8.875%, 5/15/11 .........................        35       34,300
Primedia, Inc. 8%, 5/15/13 .............................       105       96,600
                                                                     ----------
                                                                        446,169
                                                                     ----------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.3%
American Real Estate Partners LP/American Real
Estate Finance Corp. 7.125%, 2/15/13 ...................       185      183,150

REGIONAL BANKS--0.7%
Colonial Bank NA 6.375%, 12/1/15 .......................       395      397,308

REINSURANCE--0.2%
Reinsurance Group of America, Inc.
6.75%, 12/15/65(e)(f) ..................................       125      118,587

REITS--1.9%
Archstone-Smith Trust 7.90%, 2/15/16(f) ................       191      210,417
Archstone-Smith Trust 5.75%, 3/15/16(f) ................       215      213,350

Brandywine Operating Partnership LP 5.625%,
12/15/10(f) ............................................       175      173,421

Brandywine Operating Partnership LP 6%, 4/1/16 .........        95       94,014
Camden Property Trust 5%, 6/15/15(f) ...................       175      164,285
Host Marriott LP Series O 6.375%, 3/15/15 ..............       105      103,819
iStar Financial, Inc. Series B 5.125%, 4/1/11(f) .......       185      178,570
                                                                     ----------
                                                                      1,137,876
                                                                     ----------
RESTAURANTS--0.2%
Restaurant Co. (The) 10%, 10/1/13 ......................       110      105,600

STEEL--0.4%
Chaparral Steel Co. 10%, 7/15/13 .......................        95      106,400
Gibraltar Industries, Inc. 144A 8%, 12/1/15(b) .........       140      142,100
                                                                     ----------
                                                                        248,500
                                                                     ----------
TOBACCO--0.3%
Reynolds (R.J.) Tobacco Holdings, Inc. 6.50%,
7/15/10 ................................................        80       81,000

Reynolds (R.J.) Tobacco Holdings, Inc. 7.30%,
7/15/15 ................................................        95       98,087
                                                                     ----------
                                                                        179,087
                                                                     ----------
WIRELESS TELECOMMUNICATION SERVICES--0.5%
Sprint Capital Corp. 8.75%, 3/15/32(f) .................       255      318,816
-------------------------------------------------------------------------------
TOTAL DOMESTIC CORPORATE BONDS
(IDENTIFIED COST $22,578,764)                                        22,353,563
-------------------------------------------------------------------------------

8                       See Notes to Financial Statements

Phoenix Bond Fund

                                                            PAR
                                                           VALUE
                                                           (000)       VALUE
                                                          --------   ----------
NON-AGENCY MORTGAGE-BACKED
SECURITIES--6.9%

Banc of America Commercial Mortgage, Inc. 00-1,
A1A 7.109%, 11/15/31 ...................................  $    297   $  301,176

Citigroup Mortgage Loan Trust, Inc. 04-NCM2,
2CB3 8%, 8/25/34 .......................................       195      200,885

Master Asset Securitization Trust Alternative
Loans Trust 03-7, 5A1 6.25%, 11/25/33 ..................       279      278,247

Master Asset Securitization Trust Alternative
Loans Trust 04-1, 3A1 7%, 1/25/34 ......................       233      235,594

Master Asset Securitization Trust Alternative
Loans Trust 04-5, 6A1 7%, 6/25/34 ......................       173      174,928

Master Asset Securitization Trust Alternative
Loans Trust 04-6, 6A1 6.50%, 7/25/34 ...................       880      883,618

Merrill Lynch Mortgage Trust 05-MCP1,
A2 4.556%, 6/12/43 .....................................       725      701,587

Morgan Stanley Mortgage Loan Trust
04-3, 3A 6%, 4/25/34 ...................................       858      851,135

Residential Asset Mortgage Products, Inc.
04-SL3, A4 8.50%, 12/25/31 .............................       467      475,448
-------------------------------------------------------------------------------
TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES
(IDENTIFIED COST $4,215,691)                                          4,102,618
-------------------------------------------------------------------------------

FOREIGN GOVERNMENT SECURITIES--1.9%

SWEDEN--1.9%
Swedish Export Credit Corp. 0%, 6/5/07 .................     1,130    1,142,995
-------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $1,130,000)                                          1,142,995
-------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS(c)--6.1%

AUSTRALIA--0.7%
BHP Billiton Finance USA Ltd. 5.25%, 12/15/15(f) .......       400      387,988

BERMUDA--0.2%
Intelsat Bermuda Ltd. 8.625%, 1/15/15 ..................       125      129,687

CANADA--0.9%
CHC Helicopter Corp. 7.375%, 5/1/14 ....................       100      102,500
Novelis, Inc. 144A 7.25%, 2/15/15(b) ...................       105      101,325

                                                            PAR
                                                           VALUE
                                                           (000)       VALUE
                                                          --------   ----------

CANADA--CONTINUED
Rogers Wireless Communications, Inc. 6.375%,
3/1/14 .................................................  $    135   $  135,338

TransCanada PipeLines Ltd. 5.85%, 3/15/36 ..............       185      180,853
                                                                     ----------
                                                                        520,016
                                                                     ----------
CHILE--0.4%
Celulosa Arauco y Constitucion SA 5.625%,
4/20/15(f) .............................................       235      225,872

HONG KONG--0.3%
Hutchison Whampoa International Ltd. 144A
7.45%, 11/24/33(b)(f) ..................................       155      169,067

IRELAND--0.2%
Eircom Funding 8.25%, 8/15/13 ..........................        95      102,719

ITALY--0.7%
Telecom Italia Capital S.A. 5.16%, 2/1/11(e) ...........       155      156,328
Telecom Italia Capital S.A. 5.25%, 10/1/15 .............       280      260,523
                                                                     ----------
                                                                        416,851
                                                                     ----------

JAPAN--0.8%
MUFG Capital Finance 1 Ltd. 6.346%, 7/29/49(e)(f) ......       240      236,169
Resona Bank Ltd. 144A 5.85%, 9/29/49(b)(e) .............       250      242,582
                                                                     ----------
                                                                        478,751
                                                                     ----------
LUXEMBOURG--0.2%
Basell AF SCA 144A 8.375%, 8/15/15(b) ..................       135      134,662

NETHERLANDS--0.5%
ING Groep NV 5.775%, 12/29/49(e)(f) ....................       335      325,866

UNITED KINGDOM--0.5%
Barclays Bank plc 6.278%, 12/29/49(e) ..................        70       67,184

British Sky Broadcasting Group plc 144A
6.50%, 10/15/35(b) .....................................        65       61,879

HBOS plc 144A 6.413%, 9/29/49(b)(e) ....................       200      190,379
                                                                     ----------
                                                                        319,442
                                                                     ----------
UNITED STATES--0.7%
Endurance Specialty Holdings Ltd. 6.15%, 10/15/15 ......       165      163,500

Ship Finance International Ltd. 8.50%, 12/15/13 ........        55       51,975
Teva Pharmaceutical Finance LLC 6.15%, 2/1/36(f) .......       190      179,080
                                                                     ----------
                                                                        394,555
                                                                     ----------

-------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $3,711,599)                                          3,605,476
-------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.8%
(IDENTIFIED COST $59,486,607)                                        58,694,942
-------------------------------------------------------------------------------

                        See Notes to Financial Statements                      9

Phoenix Bond Fund

                                                         PAR
                                                        VALUE
                                                        (000)        VALUE
                                                       --------   -----------
SHORT-TERM INVESTMENTS(h)--15.9%

FEDERAL AGENCY SECURITIES--15.9%
FHLB 4.60%, 4/3/06 .................................   $  2,300   $ 2,299,412
FHLMC 4.52%, 5/1/06 ................................      7,200     7,172,458
-----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $9,472,316)                                        9,471,870
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--114.7%
(IDENTIFIED COST $68,958,923)                                      68,166,812(a)

Other assets and liabilities, net--(14.7)%                         (8,733,600)
                                                                  -----------
NET ASSETS--100.0%                                                $59,433,212
                                                                  ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $85,054 and gross depreciation of $989,778 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $69,071,536.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to a value of $2,534,727 or 4.3% of net assets.

(c) Corporate bonds are considered to be foreign if the security is issued in a foreign country. The country of risk, noted in the header, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

(d) Principal amount is adjusted daily pursuant to the change in the Consumer Price Index.

(e) Variable or step coupon security; interest rate shown reflects the rate currently in effect.

(f)   All or a portion segregated as collateral for when-issued securities.

(g)   When-issued security.

(h)   The rate shown is the discount rate.

10                      See Notes to Financial Statements

Phoenix Bond Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2006
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $68,958,923)                                   $ 68,166,812
Cash                                                                     39,871
Receivables
   Investment securities sold                                         1,934,449
   Interest                                                             560,765
   Fund shares sold                                                     116,344
Prepaid expenses                                                         23,810
                                                                   ------------
      Total assets                                                   70,842,051
                                                                   ------------
LIABILITIES
Payables
   Investment securities purchased                                   11,160,576
   Fund shares repurchased                                              147,201
   Investment advisory fee                                               25,083
   Transfer agent fee                                                    16,600
   Distribution and service fees                                         12,793
   Financial agent fee                                                    7,052
   Trustees' fee                                                          2,526
   Other accrued expenses                                                37,008
                                                                   ------------
      Total liabilities                                              11,408,839
                                                                   ------------
NET ASSETS                                                         $ 59,433,212
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $ 60,588,970
Undistributed net investment income                                      51,477
Accumulated net realized loss                                          (415,124)
Net unrealized depreciation                                            (792,111)
                                                                   ------------
NET ASSETS                                                         $ 59,433,212
                                                                   ============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $23,466,870)                   2,291,706
Net asset value and offering price per share                       $      10.24

CLASS A
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $28,140,216)                   2,774,016
Net asset value per share                                          $      10.14
Offering price per share $10.14/(1-4.75%)                          $      10.65

CLASS B
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $6,061,735)                      608,723
Net asset value and offering price per share                       $       9.96

CLASS C
Shares of beneficial interest outstanding, $1 par value,
   unlimited authorization (Net Assets $1,764,391)                      176,824
Net asset value and offering price per share                       $       9.98

                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED MARCH 31, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                           $  1,647,209
                                                                   ------------
      Total investment income                                         1,647,209
                                                                   ------------
EXPENSES
Investment advisory fee                                                 161,112
Service fees, Class A                                                    36,400
Distribution and service fees, Class B                                   31,787
Distribution and service fees, Class C                                    9,379
Financial agent fee                                                      36,073
Transfer agent                                                           42,588
Registration                                                             23,620
Printing                                                                 16,567
Professional                                                             16,122
Trustees                                                                 15,209
Custodian                                                                12,255
Miscellaneous                                                            12,472
                                                                   ------------
      Total expenses                                                    413,584
Less expenses reimbursed by investment adviser                          (44,704)
Custodian fees paid indirectly                                           (1,212)
                                                                   ------------

      Net expenses                                                      367,668
                                                                   ------------
NET INVESTMENT INCOME (LOSS)                                          1,279,541
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                                (349,742)
Net change in unrealized appreciation (depreciation)
   on investments                                                      (733,901)
                                                                   ------------
NET GAIN (LOSS) ON INVESTMENTS                                       (1,083,643)
                                                                   ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $    195,898
                                                                   ============

                        See Notes to Financial Statements                     11

Phoenix Bond Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                  Six Months
                                                                                    Ended
                                                                                March 31, 2006        Year Ended
                                                                                  (Unaudited)     September 30, 2005
                                                                                --------------    ------------------
FROM OPERATIONS
   Net investment income (loss)                                                 $    1,279,541    $        2,426,668
   Net realized gain (loss)                                                           (349,742)              892,463
   Net change in unrealized appreciation (depreciation)                               (733,901)           (1,644,878)
                                                                                --------------    ------------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                         195,898             1,674,253
                                                                                --------------    ------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class X                                                     (550,868)           (1,255,458)
   Net investment income, Class A                                                     (566,967)             (908,570)
   Net investment income, Class B                                                     (100,696)             (172,422)
   Net investment income, Class C                                                      (29,531)              (70,220)
   Net realized short-term gains, Class X                                             (218,830)              (23,407)
   Net realized short-term gains, Class A                                             (240,979)              (20,883)
   Net realized short-term gains, Class B                                              (53,594)               (5,041)
   Net realized short-term gains, Class C                                              (15,745)               (1,731)
   Net realized long-term gains, Class X                                              (162,192)             (199,697)
   Net realized long-term gains, Class A                                              (178,608)             (138,063)
   Net realized long-term gains, Class B                                               (39,723)              (37,483)
   Net realized long-term gains, Class C                                               (11,670)              (17,018)
                                                                                --------------    ------------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                        (2,169,403)           (2,849,993)
                                                                                --------------    ------------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (199,659 and 314,375 shares, respectively)          2,080,456             3,357,093
   Net asset value of shares issued from reinvestment of distributions
      (82,938 and 125,855 shares, respectively)                                        859,005             1,341,497
   Cost of shares repurchased (844,548 and 1,265,755 shares, respectively)          (8,775,081)          (13,466,739)
                                                                                --------------    ------------------
Total                                                                               (5,835,620)           (8,768,149)
                                                                                --------------    ------------------
CLASS A
   Proceeds from sales of shares (222,214 and 786,273 shares, respectively)          2,293,804             8,304,323
   Net asset value of shares issued from reinvestment of distributions
      (90,071 and 92,974 shares, respectively)                                         923,553               981,817
   Cost of shares repurchased (357,742 and 868,173 shares, respectively)            (3,684,916)           (9,212,953)
                                                                                --------------    ------------------
Total                                                                                 (467,559)               73,187
                                                                                --------------    ------------------
CLASS B
   Proceeds from sales of shares (33,227 and 97,249 shares, respectively)              335,438             1,013,515
   Net asset value of shares issued from reinvestment of distributions
      (11,621 and 14,754 shares, respectively)                                         117,089               152,997
   Cost of shares repurchased (88,739 and 165,640 shares, respectively)               (898,005)           (1,720,311)
                                                                                --------------    ------------------
Total                                                                                 (445,478)             (553,799)
                                                                                --------------    ------------------
CLASS C
   Proceeds from sales of shares (8,693 and 4,759 shares, respectively)                 88,289                49,556
   Net asset value of shares issued from reinvestment of distributions
      (4,345 and 6,499 shares, respectively)                                            43,835                67,598
   Cost of shares repurchased (34,207 and 179,275 shares, respectively)               (347,729)           (1,866,267)
                                                                                --------------    ------------------
Total                                                                                 (215,605)           (1,749,113)
                                                                                --------------    ------------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                        (6,964,262)          (10,997,874)
                                                                                --------------    ------------------
   NET INCREASE (DECREASE) IN NET ASSETS                                            (8,937,767)          (12,173,614)

NET ASSETS
   Beginning of period                                                              68,370,979            80,544,593
                                                                                --------------    ------------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $51,477
      AND $19,998, RESPECTIVELY]                                                $   59,433,212    $       68,370,979
                                                                                --------------    ------------------

12                      See Notes to Financial Statements

Phoenix Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS X
                                           ---------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                           YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2006   ----------------------------------------------------------------
                                            (UNAUDITED)        2005         2004         2003        2002(4)         2001
Net asset value, beginning of period       $    10.56       $    10.73   $    10.78   $    10.39   $    10.44     $    10.16
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               0.22             0.37         0.40         0.41         0.48           0.70
   Net realized and unrealized gain (loss)      (0.18)           (0.11)        0.08         0.46         0.12           0.26
                                           ----------       ----------   ----------   ----------   ----------     ----------
      TOTAL FROM INVESTMENT OPERATIONS           0.04             0.26         0.48         0.87         0.60           0.96
                                           ----------       ----------   ----------   ----------   ----------     ----------
LESS DISTRIBUTIONS:
   Dividends from net investment income         (0.21)           (0.37)       (0.46)       (0.42)       (0.49)         (0.68)
   Distributions from net realized gains        (0.15)           (0.06)       (0.07)       (0.06)       (0.16)            --
                                           ----------       ----------   ----------   ----------   ----------     ----------
      TOTAL DISTRIBUTIONS                       (0.36)           (0.43)       (0.53)       (0.48)       (0.65)         (0.68)
                                           ----------       ----------   ----------   ----------   ----------     ----------
Change in net asset value                       (0.32)           (0.17)       (0.05)        0.39        (0.05)          0.28
                                           ----------       ----------   ----------   ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD             $    10.24       $    10.56   $    10.73   $    10.78   $    10.39     $    10.44
                                           ==========       ==========   ==========   ==========   ==========     ==========
Total return                                     0.39%(5)         2.44%        4.54%        8.57%        5.94%          9.84%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $   23,467       $   30,126   $   39,476   $   35,966   $   48,606     $   48,448
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        0.90%(6)         0.89%        0.80%        0.86%        0.83%(3)       0.85%(3)
   Gross operating expenses                      0.94%(6)         0.89%        0.80%        0.86%        0.83%          0.85%
   Net investment income                         4.20%(6)         3.45%        3.72%        3.93%        4.75%          6.79%
Portfolio turnover                                116%(5)          221%         136%         244%         410%           170%

                                                                                CLASS A
                                           ---------------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED                           YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2006   ----------------------------------------------------------------
                                            (UNAUDITED)        2005         2004         2003        2002(4)         2001
Net asset value, beginning of period       $    10.46       $    10.63   $    10.68   $    10.29   $    10.37     $    10.11
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               0.20             0.34         0.36         0.38         0.44           0.67
   Net realized and unrealized gain (loss)      (0.17)           (0.11)        0.08         0.45         0.11           0.26
                                           ----------       ----------   ----------   ----------   ----------     ----------
      TOTAL FROM INVESTMENT OPERATIONS           0.03             0.23         0.44         0.83         0.55           0.93
                                           ----------       ----------   ----------   ----------   ----------     ----------
LESS DISTRIBUTIONS:
   Dividends from net investment income         (0.20)           (0.34)       (0.42)       (0.38)       (0.47)         (0.67)
   Distributions from net realized gains        (0.15)           (0.06)       (0.07)       (0.06)       (0.16)            --
                                           ----------       ----------   ----------   ----------   ----------     ----------
      TOTAL DISTRIBUTIONS                       (0.35)           (0.40)       (0.49)       (0.44)       (0.63)         (0.67)
                                           ----------       ----------   ----------   ----------   ----------     ----------
Change in net asset value                       (0.32)           (0.17)       (0.05)        0.39        (0.08)          0.26
                                           ----------       ----------   ----------   ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD             $    10.14       $    10.46   $    10.63   $    10.68   $    10.29     $    10.37
                                           ==========       ==========   ==========   ==========   ==========     ==========
Total return(2)                                  0.28%(5)         2.14%        4.33%        8.28%        5.50%          9.54%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $   28,140       $   29,501   $   29,864   $   21,263   $   21,127     $   15,376
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.15%(6)         1.15%        1.11%        1.15%        1.15%          1.16%(3)
   Gross operating expenses                      1.22%(6)         1.19%        1.11%        1.21%        1.22%          1.27%
   Net investment income                         3.97%(6)         3.20%        3.37%        3.65%        4.38%          6.42%
Portfolio turnover                                116%(5)          221%         136%         244%         410%           170%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in total return calculation.

(3) For the periods ended September 30, 2002 and 2001 for Class X and the period ended September 30, 2001 for Class A, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio of net operating expenses to average net assets would have been 0.01% lower than the ratio shown in the table.

(4) As required, effective October 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 4.80% to 4.75% and from 4.44% to 4.38% for Class X and Class A, respectively; to decrease net investment income (loss) per share from 0.49 to 0.48 per share and from
      0.45 to 0.44 per share for Class X and Class A, respectively; and, to increase net realized and unrealized gain (loss) from 0.11 to 0.12 per share and from 0.10 to 0.11 per share for Class X and Class A, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(5)   Not annualized.

(6)   Annualized.

                        See Notes to Financial Statements                     13

Phoenix Bond Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                CLASS B
                                           ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2006   ----------------------------------------------------------------
                                            (UNAUDITED)        2005         2004         2003        2002(4)         2001
Net asset value, beginning of period       $    10.28       $    10.44   $    10.50   $    10.13   $    10.25     $    10.04
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               0.16             0.25         0.28         0.30         0.36           0.57
   Net realized and unrealized gain (loss)      (0.17)           (0.09)        0.08         0.44         0.11           0.28
                                           ----------       ----------   ----------   ----------   ----------     ----------
      TOTAL FROM INVESTMENT OPERATIONS          (0.01)            0.16         0.36         0.74         0.47           0.85
                                           ----------       ----------   ----------   ----------   ----------     ----------
LESS DISTRIBUTIONS:
   Dividends from net investment income         (0.16)           (0.26)       (0.35)       (0.31)       (0.43)         (0.64)
   Distributions from net realized gains        (0.15)           (0.06)       (0.07)       (0.06)       (0.16)            --
                                           ----------       ----------   ----------   ----------   ----------     ----------
      TOTAL DISTRIBUTIONS                       (0.31)           (0.32)       (0.42)       (0.37)       (0.59)         (0.64)
                                           ----------       ----------   ----------   ----------   ----------     ----------
Change in net asset value                       (0.32)           (0.16)       (0.06)        0.37        (0.12)          0.21
                                           ----------       ----------   ----------   ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD             $     9.96       $    10.28   $    10.44   $    10.50   $    10.13     $    10.25
                                           ==========       ==========   ==========   ==========   ==========     ==========
Total return(2)                                 (0.11)%(5)        1.36%        3.54%        7.43%        4.83%          8.67%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $    6,062       $    6,706   $    7,375   $   10,218   $   10,093     $    7,713
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.90%(6)         1.90%        1.90%        1.90%        1.90%          1.91%(3)
   Gross operating expenses                      2.37%(6)         2.30%        2.07%        2.10%        2.16%          2.35%
   Net investment income                         3.22%(6)         2.45%        2.69%        2.91%        3.63%          5.64%
Portfolio turnover                                116%(5)          221%         136%         244%         410%           170%

                                                                                CLASS C
                                           ---------------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED SEPTEMBER 30,
                                           MARCH 31, 2006   ----------------------------------------------------------------
                                            (UNAUDITED)        2005         2004         2003        2002(4)         2001
Net asset value, beginning of period       $    10.30       $    10.46   $    10.52   $    10.15   $    10.26     $    10.06
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               0.16             0.25         0.28         0.30         0.36           0.58
   Net realized and unrealized gain (loss)      (0.17)           (0.09)        0.08         0.44         0.12           0.26
                                           ----------       ----------   ----------   ----------   ----------     ----------
      TOTAL FROM INVESTMENT OPERATIONS          (0.01)            0.16         0.36         0.74         0.48           0.84
                                           ----------       ----------   ----------   ----------   ----------     ----------
LESS DISTRIBUTIONS:
   Dividends from net investment income         (0.16)           (0.26)       (0.35)       (0.31)       (0.43)         (0.64)
   Distributions from net realized gains        (0.15)           (0.06)       (0.07)       (0.06)       (0.16)            --
                                           ----------       ----------   ----------   ----------   ----------     ----------
      TOTAL DISTRIBUTIONS                       (0.31)           (0.32)       (0.42)       (0.37)       (0.59)         (0.64)
                                           ----------       ----------   ----------   ----------   ----------     ----------
Change in net asset value                       (0.32)           (0.16)       (0.06)        0.37        (0.11)          0.20
                                           ----------       ----------   ----------   ----------   ----------     ----------
NET ASSET VALUE, END OF PERIOD             $     9.98       $    10.30   $    10.46   $    10.52   $    10.15     $    10.26
                                           ==========       ==========   ==========   ==========   ==========     ==========
Total return(2)                                 (0.11)%(5)        1.35%        3.53%        7.42%        4.83%          8.65%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $    1,764       $    2,038   $    3,829   $    4,754   $    5,052     $    3,842
RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                        1.90%(6)         1.90%        1.90%        1.90%        1.90%          1.91%(3)
   Gross operating expenses                      3.46%(6)         2.90%        2.37%        2.41%        2.50%          2.78%
   Net investment income                         3.21%(6)         2.44%        2.64%        2.91%        3.63%          5.69%
Portfolio turnover                                116%(5)          221%         136%         244%         410%           170%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in total return calculation.

(3) For the period ended September 30, 2001 for Class B and Class C, the ratio of net operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if the expense offsets were included, the ratio of net operating expenses to average net assets would have been 0.01% lower than the ratio shown in the table.

(4) As required, effective October 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended September 30, 2002, was to decrease the ratio of net investment income to average net assets from 3.69% to 3.63% for Class B and Class C; to decrease net investment income (loss) per share from
      0.37 to 0.36 per share for Class B and Class C; and, to increase net realized and unrealized gain (loss) from 0.10 to 0.11 per share and from
      0.11 to 0.12 per share for Class B and Class C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(5)   Not annualized.

(6)   Annualized.

14                      See Notes to Financial Statements

PHOENIX EARNINGS DRIVEN GROWTH FUND

ABOUT YOUR FUND'S EXPENSES (UNAUDITED)

      We believe it is important for you to understand the impact of costs on your investments. All mutual funds have operating expenses. As a shareholder of the Earnings Driven Growth Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchases of Class A shares and contingent deferred sales charges on Class B and Class C shares; and (2) ongoing costs, including investment advisory fees; distribution and service fees; and other expenses. Class X shares are sold without a sales charge and do not incur distribution and service fees. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period.

ACTUAL EXPENSES

      The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

      The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or contingent deferred sales charges. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower depending on the amount of your investments and timing of any purchases or redemptions.

    Earnings Driven            Beginning           Ending         Expenses Paid
      Growth Fund            Account Value      Account Value        During
        Class X           September 30, 2005   March 31, 2006        Period*
-----------------------   ------------------   ---------------    -------------
Actual                        $ 1,000.00          $ 1,113.40         $  6.15
Hypothetical (5% return
   before expenses)             1,000.00            1,019.04            5.89

* EXPENSES ARE EQUAL TO THE FUND'S CLASS X ANNUALIZED EXPENSE RATIO OF 1.17%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    Earnings Driven            Beginning            Ending        Expenses Paid
      Growth Fund            Account Value       Account Value       During
        Class A           September 30, 2005    March 31, 2006       Period*
-----------------------   ------------------    --------------    -------------
Actual                        $ 1,000.00          $ 1,112.50         $  7.46
Hypothetical (5% return
   before expenses)             1,000.00            1,017.78            7.15

* EXPENSES ARE EQUAL TO THE FUND'S CLASS A ANNUALIZED EXPENSE RATIO OF 1.42%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

    Earnings Driven            Beginning            Ending        Expenses Paid
      Growth Fund            Account Value       Account Value       During
        Class B           September 30, 2005    March 31, 2006       Period*
-----------------------   ------------------    --------------    -------------
Actual                        $ 1,000.00          $ 1,107.60         $ 11.38
Hypothetical (5% return
   before expenses)             1,000.00            1,014.00           10.94

* EXPENSES ARE EQUAL TO THE FUND'S CLASS B ANNUALIZED EXPENSE RATIO OF 2.17%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

   Earnings Driven             Beginning            Ending        Expenses Paid
     Growth Fund             Account Value       Account Value       During
       Class C            September 30, 2005    March 31, 2006       Period*
-----------------------   ------------------    --------------    -------------
Actual                        $ 1,000.00          $ 1,107.60         $ 11.38
Hypothetical (5% return
   before expenses)             1,000.00            1,014.00           10.94

* EXPENSES ARE EQUAL TO THE FUND'S CLASS C ANNUALIZED EXPENSE RATIO OF 2.17%, WHICH IS NET OF WAIVED FEES AND REIMBURSED EXPENSES, IF APPLICABLE, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN THE MOST RECENT FISCAL HALF-YEAR, THEN DIVIDED BY 365 TO REFLECT THE ONE-HALF YEAR PERIOD.

      YOU CAN FIND MORE INFORMATION ABOUT THE FUNDS EXPENSES IN THE FINANCIAL STATEMENTS SECTION THAT FOLLOWS. FOR ADDITIONAL INFORMATION ON OPERATING EXPENSES AND OTHER SHAREHOLDER COSTS REFER TO THE PROSPECTUS.

Phoenix Earnings Driven Growth Fund

--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)                                            3/31/06
--------------------------------------------------------------------------------

As a percentage of total investments

[THE FOLLOWING TABLE WAS REPRESENTED BY PIE CHART IN THE PRINTED MATERIALS]

Information Technology      26%
Health Care                 17
Consumer Discretionary      16
Industrials                 12
Energy                       7
Financials                   7
Materials                    6
Other                        9

                            SCHEDULE OF INVESTMENTS
                                 MARCH 31, 2006
                                  (UNAUDITED)

                                                       SHARES       VALUE
                                                     ---------  ------------
DOMESTIC COMMON STOCKS--94.6%

APPAREL RETAIL--3.0%
TJX Cos., Inc. (The) ..............................     39,770  $    987,092
Urban Outfitters, Inc.(b) .........................     25,810       633,377
                                                                ------------
                                                                   1,620,469
                                                                ------------
APPLICATION SOFTWARE--1.7%
NAVTEQ Corp.(b) ...................................     18,150       919,298

ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Legg Mason, Inc. ..................................     10,130     1,269,593

AUTOMOTIVE RETAIL--2.1%
O'Reilly Automotive, Inc.(b) ......................     30,920     1,130,435

BIOTECHNOLOGY--3.9%
Genzyme Corp.(b) ..................................     15,930     1,070,815
PDL BioPharma, Inc.(b) ............................     31,240     1,024,672
                                                                ------------
                                                                   2,095,487
                                                                ------------
BROADCASTING & CABLE TV--3.2%
Scripps (E.W.) Co. (The) Class A ..................     20,260       905,824
Univision Communications, Inc. Class A(b) .........     23,010       793,155
                                                                ------------
                                                                   1,698,979
                                                                ------------
CASINOS & GAMING--1.9%
International Game Technology .....................     28,600     1,007,292

COMMUNICATIONS EQUIPMENT--2.3%
Avaya, Inc.(b) ....................................    107,640     1,216,332

COMPUTER STORAGE & PERIPHERALS--2.5%
Network Appliance, Inc.(b) ........................     37,750     1,360,133

CONSTRUCTION MATERIALS--2.7%
Vulcan Materials Co. ..............................     16,520     1,431,458

                                                       SHARES       VALUE
                                                     ---------  ------------
CONSTRUCTION, FARM MACHINERY & HEAVY TRUCKS--2.3%
Oshkosh Truck Corp. ...............................     19,450  $  1,210,568

DATA PROCESSING & OUTSOURCED SERVICES--3.4%
Alliance Data Systems Corp.(b) ....................     18,440       862,439
Global Payments, Inc. .............................     18,550       983,335
                                                                ------------
                                                                   1,845,774
                                                                ------------
DISTILLERS & VINTNERS--1.7%
Brown-Forman Corp. Class B ........................     12,020       925,179

ELECTRICAL COMPONENTS & EQUIPMENT--3.8%
Ametek, Inc. ......................................     19,200       863,232
Rockwell Automation, Inc. .........................     16,260     1,169,257
                                                                ------------
                                                                   2,032,489
                                                                ------------
ELECTRONIC MANUFACTURING SERVICES--3.2%
Jabil Circuit, Inc.(b) ............................     23,120       990,923
Molex, Inc. .......................................     21,330       708,156
                                                                ------------
                                                                   1,699,079
                                                                ------------
HEALTH CARE FACILITIES--2.8%
LifePoint Hospitals, Inc.(b) ......................     21,200       659,320
United Surgical Partners International, Inc.(b) ...     23,660       837,801
                                                                ------------
                                                                   1,497,121
                                                                ------------
HEALTH CARE SERVICES--1.8%
Quest Diagnostics, Inc. ...........................     19,150       982,395

HEALTH CARE SUPPLIES--1.9%
Gen-Probe, Inc.(b) ................................     18,900     1,041,768

HOME FURNISHING RETAIL--2.1%
Williams-Sonoma, Inc.(b) ..........................     26,400     1,119,360

HOUSEHOLD PRODUCTS--1.7%
Church & Dwight Co., Inc. .........................     24,710       912,293

16                      See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund

                                                       SHARES       VALUE
                                                     ---------  ------------
HOUSEWARES & SPECIALTIES--2.2%
Newell Rubbermaid, Inc. ...........................     46,960  $  1,182,922

HUMAN RESOURCES & EMPLOYMENT SERVICES--1.5%
Monster Worldwide, Inc.(b) ........................     16,630       829,172

INDUSTRIAL MACHINERY--4.7%
Eaton Corp. .......................................     14,630     1,067,551
Harsco Corp. ......................................     17,570     1,451,633
                                                                ------------
                                                                   2,519,184
                                                                ------------
INVESTMENT BANKING & BROKERAGE--0.8%
Jefferies Group, Inc. .............................      7,400       432,900

IT CONSULTING & OTHER SERVICES--1.7%
Cognizant Technology Solutions Corp. Class A(b) ...     15,150       901,274

MANAGED HEALTH CARE--5.1%
Humana, Inc.(b) ...................................     23,960     1,261,494
Sierra Health Services, Inc.(b) ...................     23,380       951,566
UnitedHealth Group, Inc. ..........................      9,762       545,305
                                                                ------------
                                                                   2,758,365
                                                                ------------
METAL & GLASS CONTAINERS--1.8%
Ball Corp. ........................................     21,630       948,043

OIL & GAS DRILLING--2.1%
Diamond Offshore Drilling, Inc. ...................     12,820     1,147,390

OIL & GAS EQUIPMENT & SERVICES--3.1%
Grant Prideco, Inc.(b) ............................     19,240       824,242
Weatherford International Ltd.(b) .................     18,240       834,480
                                                                ------------
                                                                   1,658,722
                                                                ------------
OIL & GAS STORAGE & TRANSPORTATION--2.0%
Williams Cos., Inc. (The) .........................     50,780     1,086,184

PHARMACEUTICALS--1.9%
Sepracor, Inc.(b) .................................     20,550     1,003,046

REGIONAL BANKS--1.8%
Marshall & Ilsley Corp. ...........................     21,490       936,534

RESTAURANTS--1.7%
Darden Restaurants, Inc. ..........................     22,210       911,276

SEMICONDUCTOR EQUIPMENT--3.2%
KLA-Tencor Corp. ..................................     19,390       937,700
MEMC Electronic Materials, Inc.(b) ................     21,600       797,472
                                                                ------------
                                                                   1,735,172
                                                                ------------
SEMICONDUCTORS--5.9%
Intersil Corp. Class A ............................     37,060     1,071,775
Microchip Technology, Inc. ........................     30,920     1,122,396
Xilinx, Inc. ......................................     37,500       954,750
                                                                ------------
                                                                   3,148,921
                                                                ------------

                                                       SHARES      VALUE
                                                     ---------  ------------
SPECIALTY CHEMICALS--1.4%
Rohm and Haas Co. .................................     15,860  $    775,078

WIRELESS TELECOMMUNICATION SERVICES--3.3%
American Tower Corp. Class A(b) ...................     24,640       747,085
NII Holdings, Inc.(b) .............................     17,460     1,029,616
                                                                ------------
                                                                   1,776,701
                                                                ------------
----------------------------------------------------------------------------
TOTAL DOMESTIC COMMON STOCKS
(IDENTIFIED COST $42,642,019)                                     50,766,386
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS(c)--5.5%

APPLICATION SOFTWARE--1.8%
Cognos, Inc. (United States)(b) ...................     25,250       982,225

ASSET MANAGEMENT & CUSTODY BANKS--2.0%
Amvescap plc Sponsored ADR (United States) ........     56,740     1,070,117

PERSONAL PRODUCTS--1.7%
Herbalife Ltd. (United States)(b) .................     26,330       889,164
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $2,755,961)                                       2,941,506
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--100.1%
(IDENTIFIED COST $45,397,980)                                     53,707,892
----------------------------------------------------------------------------

SHORT-TERM INVESTMENTS--0.2%

                                                        PAR
                                                       VALUE
                                                       (000)
                                                     ---------
REPURCHASE AGREEMENTS--0.2%
State Street Bank & Trust Co.
repurchase agreement,
2.75% dated 3/31/06 due 4/3/06,
repurchase price $106,024
collateralized by U.S. Treasury Bond
8.125%, 5/15/21, market value $114,582 ............  $     106       106,000
----------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
(IDENTIFIED COST $106,000)                                           106,000
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.3%
(IDENTIFIED COST $45,503,980)                                     53,813,892(a)
Other assets and liabilities, net--(0.3)%                           (183,740)
                                                                ------------
NET ASSETS--100.0%                                              $ 53,630,152
                                                                ============

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $9,140,450 and gross depreciation of $830,538 for federal income tax purposes. At March 31, 2006, the aggregate cost of securities for federal income tax purposes was $45,503,980.

(b)   Non-income producing.

(c) Common stock is considered to be foreign if the security is issued in a foreign country. The country of risk, noted parenthetically, is determined based on criteria described in Note 2G "Foreign security country determination" in the Notes to Financial Statements.

                        See Notes to Financial Statements                     17

Phoenix Earnings Driven Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                 MARCH 31, 2006
                                  (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $45,503,980)                                  $  53,813,892
Cash                                                                        389
Receivables
   Fund shares sold                                                      22,302
   Dividends and interest                                                20,937
Prepaid expenses                                                         21,969
                                                                  -------------
      Total assets                                                   53,879,489
                                                                  -------------
LIABILITIES
Payables
   Fund shares repurchased                                               93,921
   Investment advisory fee                                               47,760
   Transfer agent fee                                                    34,039
   Distribution and service fees                                         23,579
   Printing fee                                                          21,724
   Professional fee                                                      17,893
   Financial agent fee                                                    6,625
   Trustees' fee                                                          2,743
   Other accrued expenses                                                 1,053
                                                                  -------------
      Total liabilities                                                 249,337
                                                                  -------------
NET ASSETS                                                        $  53,630,152
                                                                  =============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                  $ 109,566,941
Accumulated net investment loss                                        (243,770)
Accumulated net realized loss                                       (64,002,931)
Net unrealized appreciation                                           8,309,912
                                                                  -------------
NET ASSETS                                                        $  53,630,152
                                                                  =============
CLASS X
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $12,143,381)                      634,326
Net asset value and offering price per share                      $       19.14

CLASS A
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $18,659,432)                    1,003,846
Net asset value per share                                         $       18.59
Offering price per share $18.59/(1-5.75%)                         $       19.72

CLASS B
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $13,023,289)                      748,299
Net asset value and offering price per share                      $       17.40

CLASS C
Shares of beneficial interest outstanding, $1 par value,
  unlimited authorization (Net Assets $9,804,050)                       563,344
Net asset value and offering price per share                      $       17.40

                             STATEMENT OF OPERATIONS
                        SIX MONTHS ENDED MARCH 31, 2006
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                         $     218,528
Interest                                                                  4,651
                                                                  -------------
     Total investment income                                            223,179
                                                                  -------------
EXPENSES
Investment advisory fee                                                 221,049
Service fees, Class A                                                    24,938
Distribution and service fees, Class B                                   68,105
Distribution and service fees, Class C                                   51,687
Financial agent fee                                                      33,277
Transfer agent                                                           75,007
Registration                                                             29,135
Printing                                                                 24,248
Trustees                                                                 15,426
Professional                                                             12,868
Custodian                                                                 6,240
Miscellaneous                                                             8,292
                                                                  -------------
     Total expenses                                                     570,272
Less expenses reimbursed by investment adviser                         (103,323)
                                                                  -------------
     Net expenses                                                       466,949
                                                                  -------------
NET INVESTMENT INCOME (LOSS)                                           (243,770)
                                                                  -------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                               2,394,731
Net change in unrealized appreciation (depreciation) on
  investments                                                         3,525,070
                                                                  -------------
NET GAIN (LOSS) ON INVESTMENTS                                        5,919,801
                                                                  -------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS                                                      $   5,676,031
                                                                  =============

18                      See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                Six Months
                                                                                  Ended
                                                                              March 31, 2006       Year Ended
                                                                                (Unaudited)    September 30, 2005
                                                                              --------------   ------------------
FROM OPERATIONS
   Net investment income (loss)                                               $     (243,770)  $         (889,360)
   Net realized gain (loss)                                                        2,394,731           12,229,907
   Net change in unrealized appreciation (depreciation)                            3,525,070             (321,791)
                                                                              --------------   ------------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                     5,676,031           11,018,756
                                                                              --------------   ------------------
FROM SHARE TRANSACTIONS
CLASS X
   Proceeds from sales of shares (80,733 and 115,707 shares, respectively)         1,486,678            1,948,348
   Cost of shares repurchased (139,606 and 321,766 shares, respectively)          (2,463,825)          (5,278,625)
                                                                              --------------   ------------------
Total                                                                               (977,147)          (3,330,277)
                                                                              --------------   ------------------
CLASS A
   Proceeds from sales of shares (33,195 and 212,154 shares, respectively)           577,040            3,442,035
   Cost of shares repurchased (351,803 and 1,606,425 shares, respectively)        (6,075,366)         (26,216,277)
                                                                              --------------   ------------------
Total                                                                             (5,498,326)         (22,774,242)
                                                                              --------------   ------------------
CLASS B
   Proceeds from sales of shares (6,719 and 36,719 shares, respectively)             110,080              558,969
   Cost of shares repurchased (175,360 and 452,785 shares, respectively)          (2,864,482)          (6,963,875)
                                                                              --------------   ------------------
Total                                                                             (2,754,402)          (6,404,906)
                                                                              --------------   ------------------
CLASS C
   Proceeds from sales of shares (4,222 and 15,757 shares, respectively)              68,354              242,644
   Cost of shares repurchased (154,758 and 864,860 shares, respectively)          (2,518,140)         (13,217,943)
                                                                              --------------   ------------------
Total                                                                             (2,449,786)         (12,975,299)
                                                                              --------------   ------------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     (11,679,661)         (45,484,724)
                                                                              --------------   ------------------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (6,003,630)         (34,465,968)

NET ASSETS
   Beginning of period                                                            59,633,782           94,099,750
                                                                              --------------   ------------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS AND
    UNDISTRIBUTED NET INVESTMENT INCOME OF ($243,770) AND $0, RESPECTIVELY]
                                                                              $   53,630,152   $       59,633,782
                                                                              ==============   ==================

                        See Notes to Financial Statements                     19

Phoenix Earnings Driven Growth Fund

                              FINANCIAL HIGHLIGHTS
    (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS X
                                            ----------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                      YEAR ENDED SEPTEMBER 30,
                                            MARCH 31, 2006     ---------------------------------------------------
                                              (UNAUDITED)        2005      2004       2003       2002       2001
Net asset value, beginning of period           $ 17.19         $ 15.13   $ 14.88    $ 12.51    $ 15.70    $  31.18
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               (0.03)          (0.11)    (0.09)     (0.11)     (0.13)      (0.14)
   Net realized and unrealized gain (loss)        1.98            2.17      0.34       2.48      (3.06)     (12.91)
                                               -------         -------   -------    -------    -------    --------
      TOTAL FROM INVESTMENT OPERATIONS            1.95            2.06      0.25       2.37      (3.19)     (13.05)
                                               -------         -------   -------    -------    -------    --------
LESS DISTRIBUTIONS:
   Distributions from net realized gains            --              --        --         --         --       (2.43)
                                               -------         -------   -------    -------    -------    --------
      TOTAL DISTRIBUTIONS                           --              --        --         --         --       (2.43)
                                               -------         -------   -------    -------    -------    --------
Change in net asset value                         1.95            2.06      0.25       2.37      (3.19)     (15.48)
                                               -------         -------   -------    -------    -------    --------
NET ASSET VALUE, END OF PERIOD                 $ 19.14         $ 17.19   $ 15.13    $ 14.88    $ 12.51    $  15.70
                                               =======         =======   =======    =======    =======    ========
Total return                                     11.34%(3)       13.62%     1.68%     18.94%    (20.32)%    (44.25)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $12,143         $11,917   $13,606    $18,005    $11,219    $ 14,198

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.17%(4)(5)     1.15%     1.13%      1.15%      1.15%       1.15%
   Gross operating expenses                       1.41%(4)        1.36%     1.13%      1.24%      1.24%       1.22%
   Net investment income (loss)                  (0.36)%(4)      (0.64)%   (0.57)%    (0.77)%    (0.75)%     (0.61)%
Portfolio turnover                                  30%(3)         100%      200%       164%       135%         96%

                                                                           CLASS A
                                            ----------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                      YEAR ENDED SEPTEMBER 30,
                                            MARCH 31, 2006     ---------------------------------------------------
                                              (UNAUDITED)        2005      2004       2003       2002       2001
Net asset value, beginning of period           $ 16.71         $ 14.75   $ 14.54    $ 12.25    $ 15.41    $  30.75
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               (0.05)          (0.14)    (0.13)     (0.13)     (0.16)      (0.19)
   Net realized and unrealized gain (loss)        1.93            2.10      0.34       2.42      (3.00)     (12.72)
                                               -------         -------   -------    -------    -------    --------
      TOTAL FROM INVESTMENT OPERATIONS            1.88            1.96      0.21       2.29      (3.16)     (12.91)
                                               -------         -------   -------    -------    -------    --------
LESS DISTRIBUTIONS:
   Distributions from net realized gains            --              --        --         --         --       (2.43)
                                               -------         -------   -------    -------    -------    --------
      TOTAL DISTRIBUTIONS                           --              --        --         --         --       (2.43)
                                               -------         -------   -------    -------    -------    --------
Change in net asset value                         1.88            1.96      0.21       2.29      (3.16)     (15.34)
                                               -------         -------   -------    -------    -------    --------
NET ASSET VALUE, END OF PERIOD                 $ 18.59         $ 16.71   $ 14.75    $ 14.54    $ 12.25    $  15.41
                                               =======         =======   =======    =======    =======    ========
Total return(2)                                  11.25%(3)       13.29%     1.44%     18.69%    (20.51)%    (44.42)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $18,659         $22,103   $40,058    $63,365    $66,384    $ 66,411

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         1.42%(4)(5)     1.40%     1.40%      1.40%      1.40%       1.40%
   Gross operating expenses                       1.82%(4)        1.75%     1.51%      1.55%      1.46%       1.40%
   Net investment income (loss)                  (0.61)%(4)      (0.88)%   (0.85)%    (1.01)%    (0.99)%     (0.86)%
Portfolio turnover                                  30%(3)         100%      200%       164%       135%         96%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in total return calculation.

(3)   Not annualized.

(4)   Annualized.

(5) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.

20                      See Notes to Financial Statements

Phoenix Earnings Driven Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS B
                                            ----------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                      YEAR ENDED SEPTEMBER 30,
                                            MARCH 31, 2006     ---------------------------------------------------
                                              (UNAUDITED)        2005      2004       2003       2002       2001
Net asset value, beginning of period           $ 15.71         $ 13.96   $ 13.87    $ 11.78    $ 14.93    $  30.09
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               (0.11)          (0.25)    (0.23)     (0.23)     (0.28)      (0.34)
   Net realized and unrealized gain (loss)        1.80            2.00      0.32       2.32      (2.87)     (12.39)
                                               -------         -------   -------    -------    -------    --------
      TOTAL FROM INVESTMENT OPERATIONS            1.69            1.75      0.09       2.09      (3.15)     (12.73)
                                               -------         -------   -------    -------    -------    --------
LESS DISTRIBUTIONS:
   Distributions from net realized gains            --              --        --         --         --       (2.43)
                                               -------         -------   -------    -------    -------    --------
      TOTAL DISTRIBUTIONS                           --              --        --         --         --       (2.43)
                                               -------         -------   -------    -------    -------    --------
Change in net asset value                         1.69            1.75      0.09       2.09      (3.15)     (15.16)
                                               -------         -------   -------    -------    -------    --------
NET ASSET VALUE, END OF PERIOD                 $ 17.40         $ 15.71   $ 13.96    $ 13.87    $ 11.78    $  14.93
                                               =======         =======   =======    =======    =======    ========
Total return(2)                                  10.76%(3)       12.54%     0.65%     17.74%    (21.10)%    (44.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $13,023         $14,402   $18,612    $24,172    $22,577    $ 23,519

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.17%(4)(5)     2.15%     2.15%      2.15%      2.15%       2.15%
   Gross operating expenses                       2.59%(4)        2.54%     2.36%      2.46%      2.43%       2.34%
   Net investment income (loss)                  (1.36)%(4)      (1.63)%   (1.59)%    (1.76)%    (1.74)%     (1.61)%
Portfolio turnover                                  30%(3)         100%      200%       164%       135%         96%

                                                                           CLASS C
                                            ----------------------------------------------------------------------
                                              SIX MONTHS
                                                ENDED                      YEAR ENDED SEPTEMBER 30,
                                            MARCH 31, 2006     ---------------------------------------------------
                                              (UNAUDITED)        2005      2004       2003       2002       2001
Net asset value, beginning of period           $ 15.71         $ 13.96   $ 13.88    $ 11.78    $ 14.93    $  30.08
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income (loss)(1)               (0.11)          (0.25)    (0.23)     (0.22)     (0.28)      (0.34)
   Net realized and unrealized gain (loss)        1.80            2.00      0.31       2.32      (2.87)     (12.38)
                                               -------         -------   -------    -------    -------    --------
      TOTAL FROM INVESTMENT OPERATIONS            1.69            1.75      0.08       2.10      (3.15)     (12.72)
                                               -------         -------   -------    -------    -------    --------
LESS DISTRIBUTIONS:
   Distributions from net realized gains            --              --        --         --         --       (2.43)
                                               -------         -------   -------    -------    -------    --------
      TOTAL DISTRIBUTIONS                           --              --        --         --         --       (2.43)
                                               -------         -------   -------    -------    -------    --------
Change in net asset value                         1.69            1.75      0.08       2.10      (3.15)     (15.15)
                                               -------         -------   -------    -------    -------    --------
NET ASSET VALUE, END OF PERIOD                 $ 17.40         $ 15.71   $ 13.96    $ 13.88    $ 11.78    $  14.93
                                               =======         =======   =======    =======    =======    ========
Total return(2)                                  10.76%(3)       12.54%     0.58%     17.83%    (21.10)%    (44.81)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)          $ 9,804         $11,212   $21,823    $32,118    $31,317    $ 30,874

RATIO TO AVERAGE NET ASSETS OF:
   Net operating expenses                         2.17%(4)(5)     2.15%     2.15%      2.15%      2.15%       2.15%
   Gross operating expenses                       2.57%(4)        2.47%     2.20%      2.26%      2.21%       2.20%
   Net investment income (loss)                  (1.36)%(4)      (1.63)%   (1.60)%    (1.76)%    (1.74)%     (1.61)%
Portfolio turnover                                  30%(3)         100%      200%       164%       135%         96%

(1)   Computed using average shares outstanding.

(2)   Sales charges are not reflected in total return calculation.

(3)   Not annualized.

(4)   Annualized.

(5) Represents blended net expense ratio. See Note 3 in the Notes to Financial Statements.

                        See Notes to Financial Statements                     21

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED)

1. ORGANIZATION

      Phoenix Opportunities Trust (the "Trust") (formerly the Phoenix-Seneca Funds) is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

      At March 31, 2006, two Funds are offered for sale (each a "Fund"). The Phoenix Bond Fund is diversified and has an investment objective of high total return from both current income and capital appreciation. The Phoenix Earnings Driven Growth Fund is diversified and has an investment objective of capital appreciation.

      The Funds offer the following classes of shares for sale:

                                          Class X   Class A   Class B   Class C
                                          Shares    Shares    Shares    Shares
                                          -------   -------   -------   -------
Bond Fund ..............................     x         x         x         x
Earnings Driven Growth Fund ............     x         x         x         x

      Class X shares are sold without a sales charge. Class A shares of the Bond Fund are sold with a front-end sales charge of up to 4.75%. Class A shares of the Earnings Driven Growth Fund are sold with a front-end sales charge of up to 5.75%. Generally, Class A shares are not subject to any charges by the Funds when redeemed; however, a 1% contingent deferred sales charge may be imposed on certain redemptions within one year on purchases on which a finder's fee has been paid. Class B shares are sold with a contingent deferred sales charge, which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase.

      Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Class X bears no distribution and/or service expenses. Income and expenses and realized and unrealized gains and losses of each Fund are borne pro rata by the holders of each class of shares, except for transfer agent and registration expenses which are unique to each class.

2. SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION:

      Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price.

      Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value.

      As required, some securities and assets may be valued at fair value as determined in good faith by or under the direction of the Trustees.

      Certain foreign common stocks may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that foreign markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (generally, the close of the NYSE) that may impact the value of securities traded in these foreign markets. In these cases, information from an external vendor may be utilized to adjust closing market prices of certain foreign common stocks to reflect their fair value. Because the frequency of significant events is not predictable, fair valuation of certain foreign common stocks may occur on a frequent basis.

      Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

      Security transactions are recorded on the trade date. Dividend income is recorded on the ex-dividend date, or in the case of certain foreign securities, as soon as the Fund is notified. Interest income is recorded on the accrual basis. Each Fund amortizes premiums and accretes discounts using the effective interest method. Realized gains and losses are determined on the identified cost basis.

C. INCOME TAXES:

      Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes or excise taxes has been made.

      The Trust may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Each Fund will accrue such taxes and recoveries as applicable based upon current interpretations of the tax rules and regulations that exist in the markets in which they invest.

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

D. DISTRIBUTIONS TO SHAREHOLDERS:

      Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences may include the treatment of non-taxable dividends, market premium and discount, non-deductible expenses, expiring capital loss carryovers, foreign currency gain or loss, gain or loss on futures contracts, partnerships, operating losses and losses deferred due to wash sales. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to capital paid in on shares of beneficial interest.

E. EXPENSES:

      Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more appropriately made.

      Fund expenses that are not related to the distribution of shares of a particular class or to services provided specifically to a particular class are allocated among the classes on the basis of relative average daily net assets of each class. Expenses that relate to the distribution of shares or services provided to a particular class are allocated to that class.

F. FOREIGN CURRENCY TRANSLATION:

      Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement date of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not isolate that portion of the results of operations arising from either changes in exchange rates or in the market prices of securities.

G. FOREIGN SECURITY COUNTRY DETERMINATION:

      A combination of the following criteria is used to assign the countries of risk listed in the schedules of investments: country of incorporation, actual building address, primary exchange on which the security is traded and country in which the greatest percentage of company revenue is generated.

H. REPURCHASE AGREEMENTS:

      A repurchase agreement is a transaction where a Fund acquires a security for cash and obtains a simultaneous commitment from the seller to repurchase the security at an agreed upon price and date. Each Fund, through its custodian, takes possession of securities collateralizing the repurchase agreement. The collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund in the event of default by the seller. If the seller defaults and the value of the collateral declines, or if the seller enters insolvency proceedings, realization of collateral may be delayed or limited.

I. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

      Each Fund may engage in when-issued or delayed delivery transactions. Each Fund records when-issued and delayed delivery securities on the trade date. Each Fund maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

3. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

      As compensation for its services to the Trust, Phoenix Investment Counsel, Inc, ("PIC") (the "Adviser"), an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee based upon the following annual rates as a percentage of the average daily net assets of each fund:

Bond Fund ...............................................................  0.50%
Earnings Driven Growth Fund .............................................  0.80%

      The Adviser has contractually agreed to limit each Fund's operating expenses (excluding interest, taxes and extraordinary expenses) through January 31, 2007, to the extent that such expenses do not exceed the following percentages of average annual net assets.

                                       Class X   Class A   Class B   Class C
                                       -------   -------   -------   -------
Bond Fund ...........................   0.90%     1.15%     1.90%     1.90%
Earnings Driven Growth Fund(1) ......   1.20%     1.45%     2.20%     2.20%

      The adviser will not seek to recapture any operating expenses reimbursed under this arrangement.

(1) For the period October 1, 2005 through January 30, 2006, the Adviser had voluntarily agreed to limit operating expenses (excluding interest, taxes, and extraordinary expenses) so that such expenses did not exceed 1.15% for Class X, 1.40% for Class A, and 2.15% for Class B and Class C.

      Seneca Capital Management LLC ("Seneca") is the subadviser to each of the Funds. Seneca is an indirect, wholly-owned subsidiary of PNX. For its services Seneca is paid a fee by the Adviser based upon the following annual rates as a percentage of the average daily net assets of each Fund:

Bond Fund ...............................................................  0.25%
Earnings Driven Growth Fund .............................................  0.40%

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

      As Distributor of each Fund's shares, Phoenix Equity Planning Corporation ("PEPCO"), an indirect, wholly-owned subsidiary of PNX has advised the Trust that it retained net selling commissions and deferred sales charges for the six-month period (the "period") ended March 31, 2006, as follows:

                                     Class A        Class B         Class C
                                   Net Selling      Deferred       Deferred
                                   Commissions   Sales Charges   Sales Charges
                                   -----------   -------------   -------------
Bond Fund ......................      $ 446        $  6,094         $    5
Earnings Driven Growth Fund ....        684          28,530            183

      In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C shares applied to the average daily net assets of each respective class.

      Under certain circumstances, shares of certain Phoenix Funds may be exchanged for shares of the same class of certain other Phoenix Funds on the basis of the relative net asset values per share at the time of the exchange. On exchanges with share classes that carry a contingent deferred sales charge, the CDSC schedule of the original shares purchased continues to apply.

      As financial agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost to PEPCO to provide oversight of the performance of PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of fund accounting, tax services and related services provided by PFPC Inc. For the period ended March 31, 2006, the Trust incurred financial agent fees totaling $69,350.

      PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company serving as subtransfer agent. For the period ended March 31, 2006, transfer agent fees were $117,595 as reported in the Statements of Operations, of which PEPCO retained the following:

                                                                Transfer Agent
                                                                 Fee Retained
                                                                --------------
Earnings Driven Growth Fund .................................      $ 7,134

      At March 31, 2006, PNX and its affiliates, the retirement plans of PNX and its affiliates, and Phoenix affiliated Funds, held shares which aggregated the following:

                                                                    Aggregate
                                                                    Net Asset
                                                        Shares        Value
                                                      ---------   ------------
Bond Fund
   Class A ........................................   1,932,183   $ 19,592,336

4. PURCHASE AND SALE OF SECURITIES

      Purchases and sales of securities during the period ended March 31, 2006 (excluding U.S. Government and agency securities and short-term securities) were as follows:

                                                     Purchases       Sales
                                                   ------------   ------------
Bond Fund ......................................   $ 15,296,296   $ 17,230,945
Earnings Driven Growth Fund ....................     16,637,263     28,640,886

      Purchases and sales of long-term U.S. Government and agency securities during the period ended March 31, 2006 were as follows:

                                                     Purchases       Sales
                                                   ------------   ------------
Bond Fund ......................................   $ 58,313,169   $ 61,954,172

5. 10% SHAREHOLDERS

      As of March 31, 2006, the Funds had individual shareholder and omnibus shareholder accounts (which are comprised of several individual shareholders), which individually amounted to more than 10% of the total shares outstanding as detailed below:

                                                                   % of Shares
                                                                   Outstanding
                                                                   -----------
Bond Fund ......................................................      32.4%
Earnings Driven Growth Fund ....................................      12.6%

6. CREDIT RISK AND ASSET CONCENTRATIONS

      In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

      The funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a fund, positive or negative, than if a fund did not concentrate its investments in such sectors.

      High yield/high risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

      At March 31, 2006, the Bond Fund held $30,162,473 in investments issued by Federal Agencies comprising 50.8% of the total net assets of the Fund.

7. INDEMNIFICATIONS

      Under the Funds' organizational documents, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, the Funds enter into contracts

PHOENIX OPPORTUNITIES TRUST
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

8. REGULATORY EXAMS

      Federal and state regulatory authorities from time to time make inquiries and conduct examinations regarding compliance by The Phoenix Companies, Inc. and its subsidiaries (collectively "the Company") with securities and other laws and regulations affecting their registered products. During 2004 and 2005, the Boston District Office of the Securities and Exchange Commission ("SEC") conducted an examination of the Company's investment company and investment adviser affiliates. Following the examination, the staff of the SEC Boston District Office issued a deficiency letter primarily focused on perceived weaknesses in procedures for monitoring trading to prevent market timing activity prior to 2004. The staff requested the Company to conduct an analysis as to whether shareholders, policyholders and contract holders who invested in the funds that may have been affected by undetected market timing activity had suffered harm and to advise the staff whether the Company believes reimbursement is necessary or appropriate under the circumstances. Market timing is an investment technique involving frequent short-term trading of mutual fund shares that is designed to exploit market movements or inefficiencies in the way mutual fund companies price their shares. A third party was retained to assist the Company in preparing the analysis. In 2005, based on the third party analysis the Company notified the staff at the SEC Boston District Office, reimbursements were not appropriate under the circumstances. The Company does not believe that the outcome of this matter will be material to these financial statements.

9. FEDERAL INCOME TAX INFORMATION

      The Funds have capital loss carryovers, which may be used to offset future capital gains, as follows:

                                                   Expiration Year
                                      ------------------------------------------
                                          2010           2011           Total
                                      ------------   ------------   ------------
Earnings Driven Growth Fund .......   $ 26,681,485   $ 39,716,177   $ 66,397,662

      The Trust may not realize the benefit of these losses to the extent each Fund does not realize gains on investments prior to the expiration of the capital loss carryovers.

10. OTHER

      On November 16, 2005, the Board of Trustees of the Phoenix Opportunities Trust (formerly the Phoenix-Seneca Funds) approved the complete liquidation of the Phoenix Equity Income Fund. On December 15, 2005, the Fund was liquidated at its net asset value. Upon liquidation, net proceeds received were distributed to the shareholders.

11. SUBSEQUENT EVENT

      The Board of Trustees has unanimously approved the merger of the Phoenix Intermediate Bond Fund with and into the Phoenix Bond Fund. Pursuant to an Agreement and Plan of Reorganization (the "Agreement") approved by the Board, the Phoenix Intermediate Bond Fund of Phoenix-Kayne Funds will transfer all or substantially all of its assets to the Phoenix Bond Fund, in exchange for shares of the Phoenix Bond Fund and the assumption by Phoenix Bond Fund of all the liabilities of the Phoenix Intermediate Bond Fund. Following the exchange, the Phoenix Intermediate Bond Fund will distribute the shares of the Phoenix Bond Fund to its shareholders pro rata, in liquidation of the Phoenix Intermediate Bond Fund. The merger will take place on or about May 19, 2006.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BOND FUND (THE "FUND")
MARCH 31, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management, LLC (the "Subadviser"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadviser, the Subadviser provides the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadviser's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadviser and conducts compliance due diligence visits at the Subadviser. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class X shares for the 1, 3 and 5 year and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1 and 5 year and year-to-date periods but had outperformed the benchmark for the 3 year period. The Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the voluntary reimbursements provided to the Fund. The Board concluded that the profitability to PIC was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that although the total expenses of the Fund of 0.879% were higher than the expense group average of 0.685%, the contractual management fee of 0.500% was lower than the median for the peer group which was 0.513%. Management noted that because of the relatively small size of the Fund, certain minimum charges were contributing to the Fund's higher expenses even though PIC was reimbursing certain of the expenses. The Board concluded that the Fund's management fee was reasonable and was satisfied with management's response regarding the Fund's total expenses.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX BOND FUND (THE "FUND")
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadviser to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadviser and the portfolio managers. In this regard, the Board noted that each member of the portfolio management team had over 20 years of experience in the investment management business. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. Turning to compensation, the Board noted that the Subadviser's determination of the amount of bonus compensation to portfolio managers was based on the profitability of the Subadviser and the portfolio manager's long-term contributions to the firm. The Board also considered and was satisfied with the adequacy of the Subadviser's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class X shares for the 1, 3 and 5 year and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund underperformed its benchmark for the 1 and 5 year and year-to-date periods but had outperformed the benchmark for the 3 year period. The Board concluded that the Fund's performance was reasonable.

      PROFITABILITY. The Board did not separately review profitability information for the Subadviser noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board noted that any economies of scale would most likely be generated at the fund level and not necessarily at the Subadviser level.

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX EARNINGS DRIVEN GROWTH FUND (THE "FUND")
MARCH 31, 2006 (UNAUDITED)

      The Board of Trustees is responsible for determining whether to approve the Fund's investment advisory and subadvisory agreements. At a meeting held on November 4, 2005, the Board, including a majority of the independent Trustees, approved the investment advisory agreement (the "Advisory Agreement") between Phoenix Investment Counsel, Inc. ("PIC") and the Fund and the investment subadvisory agreement (the "Subadvisory Agreement") between PIC and Seneca Capital Management, LLC (the "Subadviser"). Pursuant to the Advisory Agreement between PIC and the Fund, PIC provides advisory services to the Fund. Pursuant to the Subadvisory Agreement between PIC and the Subadviser, the Subadviser provides the day to day investment management for the Fund.

      During the review process, the Board received assistance and advice from, and met separately with, independent legal counsel. In approving each agreement, the Board, including a majority of the independent Trustees, determined that the fee structure was fair and reasonable and that approval of each agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

ADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services provided by PIC and its affiliates to the Fund and its shareholders was reasonable. The Board's conclusion was based, in part, upon services provided to the Fund such as quarterly reports provided by PIC comparing the performance of the Fund with a peer group and benchmark, reports provided by PIC showing that the investment policies and restrictions for the Fund were followed and reports provided by PIC covering matters such as the compliance of investment personnel and other access persons with PIC's and the Fund's code of ethics, the adherence to fair value pricing procedures established by the Board, the monitoring of portfolio compliance, information on illiquid securities and derivatives, brokerage commissions and presentations regarding the economic environment and general investment outlook. The Board noted that PIC was responsible for the general oversight of the investment programs of the Fund and the monitoring of the Fund's Subadviser's investment performance and its compliance with applicable laws, regulations, policies and procedures. In this regard, the Board considered the detailed performance review process of PIC's Investment Oversight Committee. With respect to compliance monitoring, the Board noted that PIC requires quarterly compliance certifications from the Subadviser and conducts compliance due diligence visits at the Subadviser. The Board also considered the experience of PIC having acted as an investment adviser to mutual funds for over 70 years and its current experience in acting as an investment adviser to over 50 mutual funds and several institutional clients. The Board also noted the extent of benefits that are provided Fund shareholders from being part of the Phoenix family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. The Board also considered the transfer agent and shareholder services that are provided to Fund shareholders by an affiliate of PIC, noting continuing improvements by management in the scope and quality of services and favorable reports on such service conducted by third parties.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper Financial Services ("Lipper") furnished for the contract renewal process. The Lipper report showed the investment performance of the Fund's Class X shares for the 1, 3 and 5 year and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund underperformed its benchmark for the 1, 3 and 5 year and year-to-date periods. Fund management reminded the Board that new portfolio managers had been recently added to the Fund and that it would be prudent to allow some time to assess whether the changes would have a positive effect on the Fund's performance. The Board was satisfied with management's response and indicated that the Fund should continue to be closely monitored.

      PROFITABILITY. The Board also considered the level of profits realized by PIC and its affiliates in connection with the operation of the Fund. In this regard, the Board reviewed the Fund profitability analysis that addressed the overall profitability of PIC for its management of the Phoenix retail fund family, as well as its profits and that of its affiliates, for managing the Fund. Specific attention was given to the methodology followed in allocating costs to the Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this regard, the Board noted that the allocation appeared reasonable. The Board also noted the voluntary reimbursements provided to the Fund. The Board concluded that the profitability to PIC from the Fund was reasonable.

      MANAGEMENT FEE AND TOTAL EXPENSES. The Board also placed significant emphasis on the review of expenses of the Fund. Consideration was given to a comparative analysis of the management fee and total expense ratio of the Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group under the Lipper report. The Board noted that the total expenses of the Fund of 1.150% were higher than the expense group average of 1.040% and that the contractual management fee of 0.800% was lower than the median for the peer group which was 0.828%, but noted that when fee waivers were factored in for the

BOARD OF TRUSTEES' CONSIDERATION OF INVESTMENT ADVISORY AND SUBADVISORY AGREEMENTS FOR PHOENIX EARNINGS DRIVEN GROWTH FUND (THE "FUND")
MARCH 31, 2006 (UNAUDITED) (CONTINUED)

expense group, the management fee was above the median. Management noted that because of the relatively small size of the Fund, certain minimum charges were contributing to the Fund's higher expenses. The Board was satisfied with the management fee and with management's response regarding the Fund's total expenses.

      ECONOMIES OF SCALE. The Board noted that it was likely that PIC and the Fund would achieve certain economies of scale, specifically in relationship to fixed costs. The Board concluded that shareholders would have an opportunity to benefit from these economies of scale.

SUBADVISORY AGREEMENT CONSIDERATIONS

      NATURE, EXTENT AND QUALITY OF SERVICES. The Board concluded that the nature, extent and quality of the overall services that are provided by the Subadviser to the Fund and its shareholders was reasonable. The Board's opinion was based, in part, upon the extensive experience of the Subadviser and the portfolio managers. In this regard, the Board noted that each member of the portfolio management team had over 10 years of experience in the investment management business. The Board noted that the Subadvisor provided portfolio management, compliance with the Fund's investment policies and procedures, compliance with applicable securities laws and assurances thereof. Turning to compensation, the Board noted that the Subadviser's determination of the amount of bonus compensation to portfolio managers was based on the profitability of the Subadviser and the portfolio manager's long-term contributions to the firm. The Board also considered and was satisfied with the adequacy of the Subadviser's compliance program.

      INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions at Board meetings throughout the year, particular attention in assessing such performance was given to a report for the Fund prepared by Lipper. The Lipper report showed the investment performance of the Fund's Class X shares for the 1, 3 and 5 year and year-to-date periods ended September 30, 2005. The Board reviewed the investment performance of the Fund, along with comparative performance information of a peer group of funds and a relevant market index. The Board noted that the Fund had underperformed its benchmark for the 1, 3 and 5 year and year-to-date periods. Fund management reminded the Board that new portfolio managers had been recently added to the Fund and that it would be prudent to allow some time to assess whether the changes would have a positive effect on the Fund's performance. The Board was satisfied with management's response and indicated that the Fund should continue to be closely monitored.

      PROFITABILITY. The Board did not separately review profitability information for the Subadviser noting that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      SUBADVISORY FEE. The Board did not receive comparative fee information of subadvisory fees but noted that the subadvisory fee is paid by PIC and not by the Fund so that Fund shareholders would not be directly impacted.

      ECONOMIES OF SCALE. The Board noted that any economies of scale would most likely be generated at the fund level and not necessarily at the Subadviser level.

PHOENIX OPPORTUNITIES TRUST

909 Montgomery Street
San Francisco, CA 94133

TRUSTEES

E. Virgil Conway
Harry Dalzell-Payne
S. Leland Dill(1)
Daniel T. Geraci
Francis E. Jeffries
Leroy Keith, Jr.
Marilyn E. LaMarche
Philip R. McLoughlin, Chairman
Geraldine M. McNamara
Everett L. Morris(2)
James M. Oates
Donald B. Romans(1)
Richard E. Segerson
Ferdinand L. J. Verdonck

OFFICERS

Daniel T. Geraci, President
George R. Alyward, Executive Vice President
Francis G. Waltman, Senior Vice President
Marc Baltuch, Vice President and Chief Compliance Officer
W. Patrick Bradley, Chief Financial Officer and Treasurer
Kevin J. Carr, Vice President, Chief Legal Officer, Counsel and Secretary

INVESTMENT ADVISER

Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

PRINCIPAL UNDERWRITER

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

TRANSFER AGENT

Phoenix Equity Planning Corporation
One American Row
Hartford, CT 06103-2899

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 5501
Boston, MA 02206-5501

HOW TO CONTACT US

Mutual Fund Services                            1-800-243-1574
Advisor Consulting Group                        1-800-243-4361
Telephone Orders                                1-800-367-5877
Text Telephone                                  1-800-243-1926
Web site                                      PHOENIXFUNDS.COM

(1) Pursuant to the Trust's retirement policy, Messrs. Dill and Romans will retire from the Board of Trustees effective April 29, 2006.

(2) Pursuant to the Trust's retirement policy, Mr. Morris will retire from the Board of Trustees immediately following its May 2006 meeting.

       ------------------------------------------------------------------

       IMPORTANT NOTICE TO SHAREHOLDERS

       The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.

       ------------------------------------------------------------------

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--------------------------------------------------------------------------------

                                                               -----------------
[PHOENIXFUNDS(SM) LOGO]                                            PRESORTED
                                                                    STANDARD
                                                                 U.S. POSTAGE
                                                                      PAID
                                                                 Louisville, KY
                                                                Permit No. 1051
                                                               -----------------

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

For more information about Phoenix mutual funds, please call your financial representative, contact us at 1-800-243-1574 or visit PHOENIXFUNDS.COM.

NOT INSURED BY FDIC/NCUSIF OR ANY FEDERAL GOVERNMENT AGENCY.
NO BANK GUARANTEE. NOT A DEPOSIT. MAY LOSE VALUE.

PXP1140A                                                                    5-06
BPD26007


ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.



ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                Phoenix Opportunities Trust
            ---------------------------------------------------------------

By (Signature and Title)*   /s/ George R. Aylward
                         --------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date          June 6, 2006
    -----------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*   /s/ George R. Aylward
                         --------------------------------------------------
                            George R. Aylward, Executive Vice President
                            (principal executive officer)

Date          June 6, 2006
    -----------------------------------------------------------------------


By (Signature and Title)*   /s/ W. Patrick Bradley
                         --------------------------------------------------
                            W. Patrick Bradley,  Chief Financial Officer
                            and Treasurer
                            (principal financial officer)

Date              June 6, 2006
    -----------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.